ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Renee E. Laws

T +1 617 235 4975

renee.laws@ropesgray.com

March 6, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: AMG Funds I (Registration Nos. 033-44909 and 811-06520)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 123 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 28, 2024 pursuant to Rule 485(b) under the 1933 Act:

(i)	Prospectus for AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond ESG Fund, dated March 1, 2024;

(ii)	Prospectus for AMG River Road Large Cap Value Select Fund, AMG Veritas China Fund and AMG Veritas Global Focus Fund, dated March 1, 2024;

(iii)	Statement of Additional Information for AMG Frontier Small Cap Growth Fund and AMG GW&K Core Bond ESG Fund, dated March 1, 2024; and

(iv)	Statement of Additional Information for AMG River Road Large Cap Value Select Fund, AMG Veritas China Fund and AMG Veritas Global Focus Fund, dated March 1, 2024.

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws
Renee E. Laws